STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Total	Additional Paid-in Capital [Member]	Accumulated Deficit	Class A Common Stock Not Subject to Redemption [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member]
Balance at the beginning at Dec. 31, 2021	$ (10,571,968)	$ 0	$ (10,572,814)	$ 127	$ 719
Balance at the beginning (in shares) at Dec. 31, 2021				1,277,234	7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(15,642,548)		(15,642,548)
Remeasurement of Class A common stock to redemption value	(5,760,092)		(5,760,092)
Balance at the end at Dec. 31, 2022	(31,974,608)	0	(31,975,454)	$ 127	$ 719
Balance at the end (in shares) at Dec. 31, 2022				1,277,234	7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(21,890,641)		(21,890,641)
Surrender of shares	0		3		$ (3)
Surrender of shares (in shares)					(29,475)
Remeasurement of Class A common stock to redemption value	(10,000,857)		(10,000,857)
Balance at the end at Dec. 31, 2023	$ (63,866,106)	$ 0	$ (63,866,949)	$ 127	$ 716
Balance at the end (in shares) at Dec. 31, 2023				1,277,234	7,158,025